Intangible assets - Additional Information (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about intangible assets [line items]
Amount by which unit's recoverable amount exceeds its carrying amount	€ 400,000	€ 700,000
Internally developed software | Bottom of range
Disclosure of detailed information about intangible assets [line items]
Useful life	1 year	1 year	1 year
Internally developed software | Top of range
Disclosure of detailed information about intangible assets [line items]
Useful life	3 years	3 years	3 years